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FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
	January 1, 2017	to	December 31, 2017
Date of Report (Date of earliest event reported)			January 29, 2018
Commission File Number of securitizer:			025-03088
Central Index Key Number of securitizer:			0001688462
Steven W. Pasko, (212) 537-8808
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SuttonPark Capital LLC[1]	(Securitizer)

Date	January 29, 2018

/s/ Paul Kosinski		(Signature)*
Name: Paul Kosinski Title: Chief Financial Officer and Chief Operating Officer
*Print name and title of the signing officer under his signature.

1 SuttonPark Capital LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, which were privately issued by SuttonPark Structured Settlements 2011-1 LLC, SuttonPark Structured Settlements 2012-1 LLC and SuttonPark Structured Settlements 2017-1 LLC.